Revenue and Other Income	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Revenue and Other Income
9. Revenue and Other Income
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2022	2021
Oil	$697.9	$362.9
NGLs	63.1	38.2
Natural gas	136.3	76.4
Production revenues	897.3	477.5
Processing fees	8.4	6.4
Oil and natural gas sales	905.7	483.9
Other income	6.9	6.0
Oil and natural gas sales and other income	$912.6	$489.9
Other income includes $6.9 million in road use recoveries for 2022 (2021 - $6.0 million).